SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Income taxes	$ 1,139,317	$ 276,432	$ 650,540
Accrued income tax payments related to activities in Ghana	800,000	$ 800,000	$ 700,000
Payment related to 2024 taxes	600,000
Payment to resolve income taxes for all periods	539,317
Gain on release of tax accruals	$ 614,262